Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 448	$ 365	$ 329
Savings accounts	2,468	2,662	3,333
Time deposits and money market accounts	12,067	11,064	10,138
Total interest expense	14,983	14,091	$ 13,800
Maturities of Time Deposits [Abstract]
Under 1 year	778,133
1 to 2 years	290,246
2 to 3 years	20,302
3 to 4 years	16,187
4 to 5 years	2,851
Over 5 years	211
Time Deposits, Total	1,107,930	1,163,233
Amount Included in time deposits with balance in $250000 or more	$ 98,700	$ 85,300